Cost of revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Analysis of income and expense [abstract]
Cost of revenue	$ 21,266	$ 21,704	$ 42,428	$ 38,063
Cost of inventories recognised as expense during period			41,871	37,639
Third party sales recognized as expense during the period			$ 557	$ 424